Condensed Financial Statements of Kentucky First Federal Bancorp - Schedule of Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net income (loss) for the year	$ 1,909	$ 181
Increase (decrease) in cash due to changes in:
Prepaid expenses and other assets	360	(43)
Other liabilities	299	(30)
Net cash provided (used) by operating activities	1,247	(86)
Cash flows from financing activities:
Net increase (decrease) in cash and cash equivalents	(2,995)	1,193
Beginning cash and cash equivalents	19,480	18,287
Ending cash and cash equivalents	16,485	19,480
Kentucky First Federal Bancorp [Member]
Cash flows from operating activities:
Net income (loss) for the year	1,911	132
Adjustments to reconcile net earnings to net cash provided by operating activities:
Excess (deficit) distributions over earnings (undistributed earnings from consolidated subsidiaries	(2,035)	(43)
Increase (decrease) in cash due to changes in:
Prepaid expenses and other assets	528	85
Other liabilities	129	(29)
Net cash provided (used) by operating activities	533	145
Cash flows from financing activities:
Net increase (decrease) in cash and cash equivalents	533	145
Beginning cash and cash equivalents	514	369
Ending cash and cash equivalents	$ 1,047	$ 514